EMPLOYEE BENEFIT PLANS - Change in Benefit Obligation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning of year	$ 2,626	$ 2,424
Service Costs (excluding service fees)	32	30
Interest Cost	109	122	129
Actuarial (gains) losses	219	229
Benefits Paid	(187)	(179)
Defined Benefit Plan Plan Amendments And Additions	(2)	0
Plan amendments and additions	0	0	(13)
Projected Benefit Obligation, End of Year	2,797	2,626	2,424
Defined Benefit Plan, Funded Status of Plan [Abstract]
Fair value of plan, beginning of year	2,093	1,529
Actual return on plan assets	231	77
Employer Contributions	265	672
Benefits Paid And Fees	193	185
Fair value of plan, end of year	2,396	2,093	1,529
Defined Benefit Plan, Benefit Obligation	2,797	2,626	2,424
Excess of PBO Over Pension Plan Assets	(401)	(533)
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	2,761	2,593
Amounts included in AOCI not yet recognized as components of net periodic pension costs
Unrecognized net actuarial (gain) loss	1,650	1,679
Unrecognized prior service cost (credit)	4	7
Total	1,654	1,686
Estimated net actuarial gain (loss)	165
Estimated prior service cost (credit)	1
Parent [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Employer Contributions	260
Alliance Bernstein [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Employer Contributions	$ 5